Goodwill and other intangible assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and other intangible assets
Summary of goodwill and intangible asset

		Customer‑	Network‑
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 27)*	115,686	178,257	71,028	—	—	364,971
Disposals	—	—	—	(4)	(395)	(399)
Effects of movement in exchange rates	(13,254)	(18,723)	(4,679)	(1,886)	(572)	(39,114)
At December 31, 2022	882,579	1,037,298	173,551	30,588	29,244	2,153,260

At January 1, 2023	882,579	1,037,298	173,551	30,588	29,244	2,153,260
Additions during the period	—	—	—	119	3,870	3,989
Disposals	—	—	—	(17)	—	(17)
Effects of movement in exchange rates	1,212	5,471	(1,247)	232	(396)	5,272
At March 31, 2023	883,791	1,042,769	172,304	30,922	32,718	2,162,504

Accumulated amortization and impairment
At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Disposals	—	—	—	(4)	(394)	(398)
Impairment charge for the year**	121,596	—	—	—	—	121,596
Effects of movement in exchange rates	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the period	—	9,126	1,878	1,426	212	12,642
Disposals	—	—	—	(17)	—	(17)
Effects of movement in exchange rates	2,969	790	197	192	(311)	3,837
At March 31, 2023	125,220	169,318	29,651	10,677	21,232	356,098
Net book value
At December 31, 2022	760,328	877,896	145,975	21,512	7,913	1,813,624
At March 31, 2023	758,571	873,451	142,653	20,245	11,486	1,806,406

Network-related intangible assets represent future income from leasing excess tower capacity to new Tenants. Customer-related intangible assets represent customer contracts and relationships.

* Includes subsequent asset acquisitions on business combination transactions.

** The carrying amount of the IHS Latam tower business group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill.